TAXES ON INCOME - Taxes on income (tax benefits) are comprised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TAXES ON INCOME
Current taxes	$ 990	$ 843	$ 688
Deferred tax expense (income)	(16,282)	2,251	4,922
Income Tax Expense (Benefit)	(15,292)	3,094	5,610
Domestic	(10,421)	1,610	2,979
Foreign	(4,871)	1,484	2,631
Income Tax Expense (Benefit)	$ (15,292)	$ 3,094	$ 5,610